Shareholders’ Equity - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares		6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024
Schedule of Warrant Activity [Line Items]
Warrants Outstanding, Ending balance	32,250	45,840	26,180
Weighted Average Exercise Price, Ending balance	$ 1,675	$ 385.06	$ 876
Average Remaining Contractual Life, Ending balance	3 years 3 months 18 days	3 years 9 months 21 days	2 years 10 months 20 days
Warrants Outstanding, Granted		28,532
Weighted Average Exercise Price, Granted		$ 160
Average Remaining Contractual Life, Granted		5 years
Warrants Outstanding, Forfeited		(400)	(5,000)
Weighted Average Exercise Price, Forfeited		$ 4,000	$ 5,360
Average Remaining Contractual Life, Forfeited
Warrants Outstanding, Exercised		(8,472)	(1,070)
Weighted Average Exercise Price, Exercised		$ 100.11	$ 25
Average Remaining Contractual Life, Exercised